Consolidated Balance Sheets - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 306,398	$ 309,233
Trade and other receivables	15,810	18,145
Current assets	322,208	327,378
Non-current assets
Trade and other receivables	2,677	4,559
Intangible assets	378,178	393,636
Plant and equipment	1,691	2,535
Right-of-use assets	8,414	11,475
Non-current assets	390,960	412,205
Total assets	713,168	739,583
Current liabilities
Trade and other payables	26,637	29,737
Lease liabilities	4,222	4,104
Deferred revenue	61,066	50,753
Provisions	148	280
Current income tax liabilities	4,019	4,302
Current liabilities	96,092	89,176
Non-current liabilities
Trade and other payables	518	296
Lease liabilities	5,352	8,339
Warrant liabilities	649	4,775
Deferred income tax liabilities	4,981	2,038
Provisions	764	672
Non-current liabilities	12,264	16,120
Total liabilities	108,356	105,296
NET ASSETS	604,812	634,287
Capital and reserves attributable to equity holders of the Group
Share capital	1,094,543	1,081,320
Share reserve	11,215	17,692
Capital reserve	785	785
Translation reserve	(37,913)	(16,961)
Accumulated losses	(463,818)	(448,549)
Total shareholders' equity	$ 604,812	$ 634,287